Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Revenue from contracts with customers	$ 576		$ 673		$ 604
Revenue from other sources	3,179		2,744		3,172
Total revenues	3,755	[1]	3,417	[1]	3,776
Receivables related to revenues from contracts with customers	48		62
Policy and contract charges
Revenues
Revenue from contracts with customers	178		210		187
Policy and contract charges | Affiliated
Revenues
Revenue from contracts with customers	164		193		173
Policy and contract charges | Unaffiliated
Revenues
Revenue from contracts with customers	14		17		14
Total Other revenues
Revenues
Revenue from contracts with customers	398		463		417
Other revenues: Administrative fees
Revenues
Revenue from contracts with customers	60		69		62
Other revenues: Administrative fees | Affiliated
Revenues
Revenue from contracts with customers	42		49		44
Other revenues: Administrative fees | Unaffiliated
Revenues
Revenue from contracts with customers	18		20		18
Other revenues: Other fees
Revenues
Revenue from contracts with customers	338		394		355
Other revenues: Other fees | Affiliated
Revenues
Revenue from contracts with customers	334		389		351
Other revenues: Other fees | Unaffiliated
Revenues
Revenue from contracts with customers	$ 4		$ 5		$ 4

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.